Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Long-Term Debt	CAD 9,513	CAD 6,332		CAD 6,525
Less: Cash and Cash Equivalents	(610)	(3,720)		(4,105)		CAD (883)
Net Debt	8,903	2,612		2,420
Net Earnings (Loss)	3,366	(545)	[1]	618	[1]
Add (Deduct):
Finance Costs	725	492		482
Interest Income	(62)	(52)	[1]	(28)	[1]
Income Tax Expense (Recovery)	352	(382)		(81)
DD&A	2,030	1,498		2,114
E&E Impairment	890	2		138
Unrealized (Gain) Loss on Risk Management	729	554		195
Foreign Exchange (Gain) Loss, Net	(812)	(198)	[1]	1,036	[1]
Revaluation (Gain)	(2,555)
Re-measurement of Contingent Payment	(138)
(Gain) Loss on Discontinuance	(1,285)
(Gain) Loss on Divestitures of Assets	1	6		(2,392)
Other (Income) Loss, Net	(5)	34	[1]	2	[1]
Adjusted EBITDA	CAD 3,236	CAD 1,409		CAD 2,084
Net Debt to Adjusted EBITDA	280.00%	190.00%		120.00%

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.